Deferred Tax Liabilities/(Assets)	12 Months Ended
Mar. 31, 2026
Deferred Tax Liabilities/(Assets) [Abstract]
Deferred tax liabilities/(assets)
6.	Deferred tax liabilities/(assets)

Movement in deferred tax liabilities/(assets) are as follows:

	March 31, 2025	March 31, 2026
	US$	US$
At beginning of financial year	(13,629)	(29,787)
Charged to profit or loss (Note 19)	(16,158)	(18,519)
At end of financial year	(29,787)	(48,306)

Deferred tax liabilities/(assets) arise from the difference between accounting depreciation and tax depreciation for tax-deductible assets.